QUARTERLY DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2012
QUARTERLY DATA (UNAUDITED)
Summary of consolidated operating results on a quarterly basis

	Years Ended December 31,
	2012				2011
	Fourth	Third	Second	First	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter
	(In thousands, except per share data)

Interest and dividend income	$2,288	$2,180	$2,256	$2,321	$2,558	$2,573	$2,777	$2,797
Interest expense	360	379	447	502	519	581	646	670

Net interest income	1,928	1,801	1,809	1,819	2,039	1,992	2,131	2,127
Provision for loan losses	38	67	31	64	124	80	681	64

Net interest income, after provision for loan losses	1,890	1,734	1,778	1,755	1,915	1,912	1,450	2,063
Non-interest income	785	616	329	283	363	203	198	226
Non-interest expenses	1,995	1,958	1,905	1,805	1,606	1,664	1,707	1,759

Income (loss) before income taxes	680	392	202	233	672	451	(59)	530

Income tax provision (benefit)	264	148	67	80	257	167	(39)	198

Net income (loss)	$416	$244	$135	$153	$415	$284	$(20)	$332

Income (loss) per share:
Basic	$0.23	$0.13	$0.07	$0.08	$0.22	$0.15	$(0.01)	$0.17
Diluted	$0.23	$0.13	$0.07	$0.08	$0.22	$0.15	$(0.01)	$0.17